Recent Accounting Pronouncements	9 Months Ended
Oct. 29, 2011
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS	NOTE 2 - RECENT ACCOUNTING PRONOUNCEMENTS There are no recently issued accounting standards that are expected to have a material effect on our financial condition, results of operations or cash flows.